Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CLIPPER FUNDS TRUST
Entity Central Index Key	0001316506
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000031492 [Member]
Shareholder Report [Line Items]
Fund Name	Clipper Fund
Trading Symbol	CFIMX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Clipper Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at clipperfund.com/resources/regulatory-documents or by contacting Investor Services at 1-800-432-2504.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-432-2504
Additional Information Website	clipperfund.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clipper Fund	$37	0.70%*
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70% [1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund delivered a total return of 11.07%, versus a 6.20% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund is non-diversified and, therefore, allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Industrials (+13%), Communication Services (+11%), and Utilities (+9%)
    Weakest performing sectors - Consumer Discretionary (-4%), Health Care (-1%), and Energy (+1%)
Contributors to Performance
  Financials - outperformed the Index sector (+15% vs +9%) and significantly overweight (average weighting 37% vs 14%)
    Capital One Financial (+20%), Markel (+16%), Danske Bank (+53%), Berkshire Hathaway (+7%), and
    Wells Fargo (+15%)
  Health Care - outperformed the Index sector (+11% vs -1%)
    CVS Health (+57%) and Cigna Group (+21%)
  Consumer Discretionary - outperformed the Index sector (+6% vs -4%)
    Naspers (+40%)
  Communication Services - outperformed the Index sector (+12% vs +11%) and overweight (average weighting 15% vs 10%)
    Meta Platforms (+26%) - largest individual contributor
  Information Technology - outperformed the Index sector (+15% vs +8%)
    Applied Materials (+13%)
Detractors from Performance
  Industrials - underperformed the Index sector (-2% vs +13%) and underweight (average weighting 3% vs 8%)
    Owens Corning (-19%)
  Overweight in Consumer Discretionary (average weighting 13% vs 11%), Health Care (average weighting 16% vs 10%), and Energy (average weighting 4% vs 3%), the three weakest performing sectors of the Index, respectively
    Viatris (-26%) - largest individual detractor
    Trip.com Group (-14%), Humana (-3%), ConocoPhillips (-8%), and Amazon.com (flat)
  Underweight in Information Technology - (average weighting 7% vs 31%)
  Individual holdings
    Alphabet (-7%) and Tyson Foods (-1%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Clipper Fund	15.81%	15.83%	11.21%
S&P 500 Index	15.16%	16.63%	13.63%
Russell 1000 Value Index	13.70%	13.92%	9.18%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-432-2504 or visit the Fund’s website at www.clipperfund.com .
Net Assets	$ 1,200,000,000
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/25 (in billions)	$1.2
Total number of portfolio holdings as of 06/30/25	34
Portfolio turnover rate for the period	11%
Total advisory fees paid for the period (in millions)	$3.1

Holdings [Text Block]	Top Sectors as of 06/30/25 Net Assets
Financials	35.94%
Health Care	14.86%
Communication Services	14.50%
Consumer Discretionary	13.59%
Information Technology	7.46%

Material Fund Change [Text Block]
How has the Fund changed?
Effective May 9, 2025, Clipper Fund underwent a 10-for-1 share split. The share split did not impact any Clipper Fund identifiers (i.e., ticker, CUSIP), change investors’ investment value, or result in any tax consequences.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at clipperfund.com/resources/regulatory-documents or upon request by contacting Investor Services (1-800-432-2504 and crinvestor.services@dsaco.com).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at clipperfund.com/resources/regulatory-documents or upon request by contacting Investor Services (1-800-432-2504 and crinvestor.services@dsaco.com).

Updated Prospectus Phone Number	1-800-432-2504
Updated Prospectus Email Address	crinvestor.services@dsaco.com
Updated Prospectus Web Address	clipperfund.com/resources/regulatory-documents

[1]	Annualized.